Common Stock, Warrants and Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Common Stock Warrants And Options Details Narrative
Salaries of two officers	$ 430,000
Intrinsic value of options exercised	0	0
Fair value of the non vested options			$ 0.18
Unrecognized stock based compensation expenses		$ 0